Income Taxes - Deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Liabilities and reserves	$ 2,300	$ 3,501
Interest limitation	16,256	8,884
Net operating losses	13,483	8,850
Transaction expenses	206	79
Inventories	1,449
Stock compensation	794
Derivatives	552
Operating lease liabilities	2,430
Other	269	711
Total	37,739	22,025
Valuation allowance	(8,464)	(1,145)	$ (513)
Total deferred tax assets, net	29,275	20,880
Deferred tax liabilities
Property, plant and equipment	(13,334)	(10,581)
Intangible assets	(27,358)	(29,221)
Derivatives		(4,451)
Inventories		(2,035)
Right-of-use assets	(2,403)
Other	(535)	(107)
Total	(43,630)	(46,395)
Net deferred tax liability	$ (14,355)	$ (25,515)